SHARE-BASED PAYMENTS - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2018 shares
SHARE-BASED PAYMENTS
Number of share-based awards granted	¥ 0	$ 0	¥ 0		¥ (43,981)
Number of options - Vested and expected	0							0
Maximum
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period							3 years
Minimum
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period							1 year
2013 Share Option Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									209,750,000
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 54,102	$ 7,412	5,510		26,299
Number of options exercised	11,857,191	11,857,191
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares						$ 0.36
Aggregate fair value of the share-based awards vested	¥ 27,467	$ 3,763	¥ 46,725		¥ 84,098
Share based compensation by share based payment arrangement unrecognised compensation	¥ 3,441							$ 471
Weighted-average period recognized	8 months 15 days	8 months 15 days
Number of options - Vested and expected	20,418,438							20,418,438
Number of options - Exercised	11,857,191	11,857,191
Number of options - Granted	0	0	0	0
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									215,376,304
Number of options exercised	0	0	0	0	0	0
Aggregate fair value of the share-based awards vested	¥ 5,401	$ 740	¥ 9,045		¥ 11,462
Weighted-average period recognized	1 month 17 days	1 month 17 days
Total unrecognized share-based compensation expenses	¥ 66							$ 9
Number of options - Vested and expected	13,272,900							13,272,900
Number of options - Exercised	0	0	0	0	0	0
Number of options - Granted	0	0	0	0	0	0
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									380,528,480
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 535,068	$ 73,304	¥ 68,812		¥ 5,297
Number of options exercised	106,346,174	106,346,174
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 0.21		$ 0.27		$ 0.33
Aggregate fair value of the share-based awards vested	¥ 175,724	$ 24,074	108,925		18,371
Weighted-average period recognized	1 year 1 month 28 days	1 year 1 month 28 days
Total unrecognized share-based compensation expenses	¥ 79,469							$ 10,887
Number of options - Vested and expected	126,506,726							126,506,726
Number of options - Exercised	106,346,174	106,346,174
Number of options - Granted	37,829,282	37,829,282
Restricted Shares
SHARE-BASED PAYMENTS
Restricted shares,aggregate fair value | $				$ 11,684,432		$ 6,981,396
Restricted shares, number of shares granted							11,684,432
Restricted Shares | 2013 Share Award Scheme
SHARE-BASED PAYMENTS
Weighted-average period recognized	9 months 29 days	9 months 29 days
Restricted shares, total weighted average grant-date fair value granted | $ / shares						$ 1.29
Restricted shares,aggregate fair value	¥ 49,172	$ 6,736	¥ 71,379		¥ 119,156
Total unrecognized share-based compensation expenses	¥ 10,578							$ 1,449
Restricted shares, number of shares granted	0	0	0	0